UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — 64.1%
Australian Dollar — 0.2%
Australia Government Bond
AUD	1,100,000	6.00%	02/15/2017	$876,285

British Pound — 4.7%
United Kingdom Treasury
GBP	1,500,000	5.00	03/07/2008	2,705,590
	850,000	4.75	06/07/2010	1,540,609
	40,000	8.00	09/27/2013	88,758
	2,530,000	5.00	09/07/2014	4,766,418
	1,300,000	8.75	08/25/2017	3,282,912
	650,000	5.00	03/07/2025	1,309,714
	2,300,001	4.25	06/07/2032	4,343,747

				18,037,748

Canadian Dollar — 1.8%
Government of Canada
CAD	1,100,000	3.00	06/01/2006	963,882
	3,600,000	6.00	06/01/2008	3,305,123
	2,500,000	5.75	06/01/2029	2,662,306

				6,931,311

Danish Krone — 0.9%
Kingdom of Denmark
DKK	20,000,000	6.00	11/15/2009	3,583,466

Euro — 40.8%
Federal Republic of Germany
EUR	6,850,000	5.25	01/04/2008	8,669,477
	12,600,000	3.75	01/04/2015	15,661,166
	3,450,000	3.25	07/04/2015	4,122,792
	500,000	6.25	01/04/2024	809,921
	3,900,000	4.75	07/04/2028	5,460,405
	12,450,000	5.50	01/04/2031	19,397,316
	1,650,000	4.00	01/04/2037	2,103,241
Government of France
	7,300,000	5.25	04/25/2008	9,288,849
	29,700,000	5.50	04/25/2010	39,353,554
	18,100,000	5.00	04/25/2012	24,068,480
	3,400,000	3.50	04/25/2015	4,137,772
Kingdom of Spain
	3,000,000	6.00	01/31/2008	3,852,422
	2,950,000	4.20	07/30/2013	3,774,497
Kingdom of The Netherlands
	2,850,000	3.75	07/15/2009	3,533,323
	1,800,000	4.25	07/15/2013	2,314,323
Republic of Italy
	3,200,000	6.75	07/01/2007	4,089,668
	3,650,000	5.50	11/01/2010	4,863,563

				155,500,769

Japanese Yen — 12.3%
Government of Japan
JPY	3,295,000,000	0.90	12/22/2008	28,423,318
	1,000,000,000	1.30	06/20/2012	8,595,038
	1,040,000,000	1.90	03/20/2024	8,776,508
	120,000,000	2.50	09/20/2034	1,052,789

				46,847,653

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Mexican Peso — 2.9%
United Mexican States
MXN	104,400,000	8.00%	12/19/2013	$9,910,681
	$800,000	7.50	04/08/2033	934,000

				10,844,681

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.75	05/05/2014	1,791,207

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$244,413,120

Corporate Bonds — 10.9%
Banks — 3.5%
Banca Popolare di Bergamo Capital Trust(a)(b)
EUR	1,180,000	8.36%	02/15/2011	$1,701,724
Bank of America Corp.
	$150,000	7.25	10/15/2025	176,646
BCI US Funding Trust II(a)(b)
EUR	870,000	4.16	07/15/2008	1,078,324
Citicorp
	$100,000	7.20	06/15/2007	102,904
DEM	4,500,000	6.25	09/19/2009	3,044,220
Credit Suisse First Boston London(a)(b)(c)
	$1,330,000	7.90	05/01/2007	1,372,446
Instituto de Credito Oficial MTN
	2,100,000	4.63	10/26/2010	2,085,653
Merita Bank Ltd.
	1,010,000	6.50	04/01/2009	1,051,105
National Westminster Bank PLC(a)(b)
	370,000	7.75	10/16/2007	385,575
Resona Bank Ltd. MTN(a)
EUR	1,180,000	3.75	04/15/2015	1,433,981
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.63	11/21/2013	746,291

				13,178,869

Capital Goods — 0.6%
Bombardier, Inc.(c)
	250,000	6.30	05/01/2014	224,375
	360,000	7.45	05/01/2034	306,900
Tyco International Group SA
EUR	1,440,000	6.13	04/04/2007	1,805,810

				2,337,085

Consumer Cyclicals — 0.4%
Ford Motor Credit Co.
	$530,000	6.88	02/01/2006	530,000
General Motors Acceptance Corp.
EUR	230,000	4.00	02/09/2006	279,445
	520,000	5.75	02/14/2006	632,029

				1,441,474

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Noncyclical — 0.4%
Imperial Tobacco Overseas BV
	$1,410,000	7.13%	04/01/2009	$1,484,010

Energy — 1.0%
FirstEnergy Corp.
	170,000	5.50	11/15/2006	170,465
NGG Finance PLC
EUR	1,520,000	5.25	08/23/2006	1,870,041
TXU Corp.
	$2,060,000	4.80	11/15/2009	1,975,437

				4,015,943

Financial Companies — 1.9%
Countrywide Home Loan MTN
	710,000	4.25	12/19/2007	699,092
KFW International Finance, Inc.
JPY	600,000,000	2.05	09/21/2009	5,382,322
PHH Corp.
	$1,233,000	6.00	03/01/2008	1,245,216

				7,326,630

Insurance — 0.8%
CNA Financial Corp.
	420,000	6.60	12/15/2008	432,819
Endurance Specialty Holdings Ltd.
	20,000	7.00	07/15/2034	20,914
Prudential Insurance Co. of America
	1,900,000	6.38	07/23/2006	1,911,417
SL Finance PLC(a)
EUR	540,000	6.38	07/12/2022	742,075

				3,107,225

Telecommunications — 2.1%
AT&T Corp.(a)
	230,000	7.75	11/21/2006	285,745
Bell Atlantic New Jersey, Inc.
	$65,000	8.00	06/01/2022	73,400
Clear Channel Communications, Inc.
	900,000	8.00	11/01/2008	954,525
Comcast Cable Communications
	1,900,000	8.38	05/01/2007	1,973,535
Comcast Cable Communications Holdings, Inc.
	170,000	9.46	11/15/2022	219,550
Cox Communications, Inc.
	1,460,000	4.63	01/15/2010	1,409,121
Deutsche Telekom International Finance BV(a)
	230,000	8.25	06/15/2030	286,716
Sprint Capital Corp.
	1,260,000	4.78	08/17/2006	1,258,337
Verizon Global Funding Corp.
	1,380,000	6.13	06/15/2007	1,399,735

				7,860,664

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Transportation — 0.2%
OeBB Infrastruktur Bau AG
$810,000	4.75%	10/28/2013	$797,722

TOTAL CORPORATE BONDS			$41,549,622
Asset-Backed Securities(a) — 1.1%
Mortgage — 1.1%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
$1,608,145	4.87%	12/15/2033	$1,611,791
First Horizon ABS Trust Series 2004-HE3, Class A
1,436,790	4.82	10/25/2034	1,440,591
Fremont Home Loan Trust Series 2004-4, Class 2A2
1,058,680	4.81	03/25/2035	1,060,292

			4,112,674

TOTAL ASSET-BACKED SECURITIES			$4,112,674

Mortgage-Backed Obligations(a) — 2.4%
Home Equity — 2.4%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
$591,971	4.90%	10/25/2034	$592,611
Countrywide Alternative Loan Trust Series 2005-82, Class A1
6,513,590	4.80	02/25/2036	6,513,590
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,851,359	4.69	11/20/2034	1,850,317

			8,956,518

TOTAL MORTGAGE-BACKED OBLIGATIONS			$8,956,518
U.S. Treasury Obligations — 11.1%
Sovereign — 11.1%
U.S. Treasury Inflation Protected Securities(d)
$6,350,938	1.88%	07/15/2015	$6,291,366
U.S. Treasury Bonds
20,000,000	3.84	03/02/2006	19,938,616
6,150,000	7.50	11/15/2024	8,243,214
U.S. Treasury Notes
7,550,000	4.00	02/15/2015	7,248,000
800,000	4.13	05/15/2015	774,912

			42,496,108

TOTAL U.S. TREASURY OBLIGATIONS			$42,496,108
Agency Debentures — 6.7%
FHLB
$12,000,000	3.75%	09/28/2006	$11,922,048

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Agency Debentures — (continued)
FHLMC
$850,000	3.55%	11/15/2007	$831,647
11,600,000	4.13	07/12/2010	11,283,149
FNMA
1,450,000	3.55	11/16/2007	1,419,382

TOTAL AGENCY DEBENTURES			$25,456,226

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option
Put EUR 3,868,000
Call CZK
109,657,800	28.35	02/23/2006	$21,621
Cross Currency Option
Put USD 2,643,000
Call ILS
11,893,500	4.50	02/07/2006	—
Cross Currency Option
Put USD 2,643,000
Call ILS
12,104,940	4.58	02/07/2006	185

TOTAL OPTIONS PURCHASED			$21,806

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligation — 2.4%
State Street Bank & Trust Euro — Time Deposit
$9,290,000	3.95%	02/01/2006	$9,290,000

TOTAL SHORT-TERM OBLIGATION			$9,290,000

TOTAL INVESTMENTS — 98.7%			$376,296,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b) Perpetual Maturity. Maturity date presented represents the next call date.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be illiquid by the Investment Adviser. Total market value of illiquid Rule 144A securities amounts to $1,903,721, which represents approximately 0.6% of net assets as of January 31, 2006.

(d)Treasury Inflation Protected Securities — a Treasury note or bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description
AUD	= Australian Dollar
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro Currency
GBP	= British Pound
JPY	= Japanese Yen
MXN	= Mexican Peso
SEK	= Swedish Krona

Investment Abbreviations:
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
MTN — Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	03/15/2006	$12,316,248	$12,601,582	$285,334	$—
Australian Dollar	04/18/2006	3,242,955	3,261,019	18,064	—
Canadian Dollar	03/15/2006	28,473,569	28,993,407	519,838	—
Canadian Dollar	04/06/2006	864,708	885,270	20,562	—
Chilean Peso	02/07/2006	300,000	292,398	—	7,602
Chilean Peso	02/15/2006	998,907	1,007,276	8,369	—
Chilean Peso	02/15/2006	371,593	368,172	—	3,421
Chilean Peso	03/13/2006	1,135,230	1,111,090	—	24,140
Chilean Peso	03/15/2006	81,277	78,777	—	2,500
Chilean Peso	04/18/2006	627,997	631,865	3,868	—

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Chilean Peso	04/18/2006	$182,000	$181,913	$—	$87
Czech Koruna	03/15/2006	5,764,250	5,927,543	163,293	—
Euro	03/06/2006	3,892,023	3,905,880	13,857	—
Euro	03/15/2006	22,070,144	22,342,442	272,298	—
Euro	03/15/2006	28,950,000	28,795,884	—	154,116
Great Britain Pound	02/15/2006	3,621,686	3,731,746	110,060	—
Great Britain Pound	03/15/2006	23,702,578	24,004,062	301,484	—
Great Britain Pound	03/15/2006	3,584,000	3,568,798	—	15,202
Hungarian Forint	03/14/2006	199,116	209,430	10,314	—
Hungarian Forint	03/16/2006	515,195	540,795	25,600	—
Iceland Krona	03/15/2006	1,092,721	1,124,575	31,854	—
Israeli Shekel	03/15/2006	1,225,456	1,219,930	—	5,526
Japanese Yen	03/15/2006	5,331,399	5,452,942	121,543	—
Japanese Yen	03/15/2006	29,032,000	28,459,399	—	572,601
Mexican Peso	03/15/2006	6,302,385	6,419,492	117,107	—
Norwegian Krone	03/15/2006	51,283,542	51,695,685	412,143	—
Norwegian Krone	03/15/2006	13,858,000	13,733,867	—	124,133
Polish Zloty	03/13/2006	178,303	185,328	7,025	—
Polish Zloty	03/15/2006	2,692,940	2,807,622	114,682	—
Russian Ruble	02/07/2006	875,486	900,683	25,197	—
Russian Ruble	03/07/2006	2,723,496	2,803,076	79,580	—
Russian Ruble	03/09/2006	1,148,000	1,184,851	36,851	—
Russian Ruble	03/15/2006	1,006,000	1,038,700	32,700	—
Russian Ruble	04/12/2006	330,494	333,663	3,169	—
Singapore Dollar	03/15/2006	49,137,680	50,228,280	1,090,600	—
Singapore Dollar	03/15/2006	5,745,000	5,739,334	—	5,666
Slovakian Koruna	03/15/2006	1,961,524	2,052,762	91,238	—
South African Rand	03/15/2006	2,001,954	2,134,338	132,384	—
South African Rand	03/15/2006	1,123,000	1,108,698	—	14,302
South Korean Won	03/06/2006	1,287,680	1,330,448	42,768	—
South Korean Won	04/05/2006	1,688,000	1,756,939	68,939	—
South Korean Won	04/06/2006	1,294,000	1,337,289	43,289	—
South Korean Won	04/11/2006	279,368	287,459	8,091	—
South Korean Won	04/17/2006	457,000	461,075	4,075	—
South Korean Won	04/27/2006	609,120	611,060	1,940	—
Swedish Krona	03/15/2006	27,997,000	28,315,489	318,489	—
Swiss Franc	03/15/2006	6,846,841	6,940,135	93,294	—
Swiss Franc	03/15/2006	7,245,000	7,181,966	—	63,034
Taiwan Dollar	02/03/2006	807,660	841,125	33,465	—
Taiwan Dollar	02/03/2006	796,333	796,054	—	279
Taiwan Dollar	02/16/2006	2,254,347	2,336,193	81,846	—
Taiwan Dollar	02/16/2006	1,725,000	1,720,712	—	4,288
Taiwan Dollar	04/03/2006	907,317	930,637	23,320	—
Taiwan Dollar	04/06/2006	1,750,000	1,770,633	20,633	—
Taiwan Dollar	04/11/2006	1,276,132	1,269,211	—	6,921
Taiwan Dollar	04/18/2006	1,307,000	1,300,238	—	6,762
Taiwan Dollar	04/25/2006	1,271,000	1,266,396	—	4,604
Thailand Baht	03/06/2006	453,950	476,047	22,097	—
Thailand Baht	03/20/2006	1,222,170	1,239,130	16,960	—
Thailand Baht	04/18/2006	1,306,000	1,319,785	13,785	—
Thailand Baht	04/24/2006	1,272,000	1,286,699	14,699	—
Thailand Baht	05/02/2006	910,000	909,849	—	151
Yuan Renminbi	02/09/2006	1,320,000	1,306,966	—	13,034
Yuan Renminbi	02/10/2006	120,230	119,423	—	807
Yuan Renminbi	07/10/2006	1,297,000	1,288,179	—	8,821

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$385,643,004	$389,461,711	$4,856,704	$1,037,997

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	03/15/2006	$18,280,580	$18,483,324	$—	$202,744
Australian Dollar	04/18/2006	4,035,529	4,077,513	—	41,984
Canadian Dollar	03/15/2006	36,647,380	37,186,647	—	539,267
Canadian Dollar	04/06/2006	7,625,386	7,739,499	—	114,113
Chilean Peso	02/07/2006	46,000	45,324	676	—
Chilean Peso	02/15/2006	1,316,199	1,284,572	31,627	—
Chilean Peso	04/18/2006	182,000	181,162	838	—
Czech Koruna	03/15/2006	172,945	179,740	—	6,795
Danish Krone	03/23/2006	3,831,877	3,866,662	—	34,785
Euro	02/27/2006	171,952,030	170,291,180	1,660,850	—
Euro	02/27/2006	4,207,498	4,222,033	—	14,535
Euro	03/15/2006	14,324,000	14,226,817	97,183	—
Euro	03/15/2006	56,883,646	57,959,778	—	1,076,132
Great Britain Pound	02/15/2006	21,118,543	21,749,784	—	631,241
Great Britain Pound	03/15/2006	7,147,000	7,128,604	18,396	—
Great Britain Pound	03/15/2006	47,063,000	47,465,117	—	402,117
Japanese Yen	02/28/2006	54,019,563	53,338,483	681,080	—
Japanese Yen	03/15/2006	3,673,000	3,597,942	75,058	—
Japanese Yen	03/15/2006	30,469,424	30,999,337	—	529,913
Mexican Peso	03/15/2006	2,262,448	2,295,236	—	32,788
Mexican Peso	04/12/2006	9,210,546	9,366,591	—	156,045
New Zealand	03/15/2006	1,303,121	1,287,650	15,471	—
Norwegian Krone	03/15/2006	34,122,000	33,912,871	209,129	—
Norwegian Krone	03/15/2006	16,149,000	16,305,676	—	156,676
Polish Zloty	03/15/2006	129,709	132,513	—	2,804
Russian Ruble	02/07/2006	547,696	554,368	—	6,672
Singapore Dollar	03/15/2006	28,547,753	29,029,390	—	481,637
South African Rand	03/15/2006	1,119,000	1,117,582	1,418	—
South African Rand	03/15/2006	1,179,648	1,235,705	—	56,057
Swedish Krona	03/15/2006	31,720,884	33,246,317	—	1,525,433
Swedish Krona	03/20/2006	1,458,254	1,503,250	—	44,996
Swiss Franc	03/15/2006	14,650,000	14,610,204	39,796	—
Swiss Franc	03/15/2006	5,423,000	5,519,814	—	96,814
Taiwan Dollar	02/03/2006	841,420	841,125	295	—
Taiwan Dollar	02/03/2006	762,733	796,054	—	33,321
Taiwan Dollar	02/16/2006	3,332,673	3,450,239	—	117,566

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$635,755,485	$639,228,103	$2,831,817	$6,304,435

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Unrealized
Open Forward Foreign Currency	Expiration	Purchase	Sale
Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain	Loss

Czech Koruna/Euro	02/02/2006	$4,548,281	$4,795,181	$246,900	$—
	02/02/2006	4,705,223	4,548,281	—	156,942
Czech Koruna/Euro	03/06/2006	4,799,174	5,061,052	261,878	—
	03/06/2006	4,946,967	4,799,174	—	147,793
Czech Koruna/Euro	03/15/2006	4,409,577	4,467,756	58,179	—
	03/15/2006	4,430,278	4,409,577	—	20,701
Euro/Czech Koruna	02/02/2006	4,570,707	4,688,121	117,414	—
	02/02/2006	4,795,181	4,570,707	—	224,474
Euro/Czech Koruna	03/06/2006	1,033,310	1,041,086	7,776	—
	03/06/2006	1,057,916	1,033,310	—	24,606
Euro/Czech Koruna	03/15/2006	356,608	353,750	—	2,858
	03/15/2006	353,828	356,608	2,780	—
Euro/Hungarian Forint	03/16/2006	2,076,041	2,084,645	8,604	—
	03/16/2006	$2,076,322	$2,076,041	$—	$281
Euro/Norwegian Krone	03/15/2006	12,136,684	12,211,769	75,085	—
	03/15/2006	12,280,089	12,136,684	—	143,405
Euro/Polish Zloty	03/15/2006	6,351,263	6,434,305	83,042	—
	03/15/2006	6,480,263	6,351,263	—	129,000
Euro/Slovakian Koruna	03/15/2006	1,448,739	1,454,656	5,917	—
	03/15/2006	1,462,092	1,448,739	—	13,353
Hungarian Forint/Euro	03/16/2006	4,313,015	4,373,016	60,001	—
	03/16/2006	4,377,374	4,313,015	—	64,359
Norwegian Krone/Euro	03/15/2006	708,130	697,107	—	11,023
	03/15/2006	710,272	708,130	—	2,142
Polish Zloty/Euro	03/15/2006	6,938,408	7,021,116	82,708	—
	03/15/2006	7,017,261	6,938,408	—	78,853
Slovakian Koruna/Euro	03/15/2006	2,780,019	2,773,899	—	6,120
	03/15/2006	2,772,861	2,780,019	7,158	—

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)		$113,935,883	$113,927,415	$1,017,442	$1,025,910

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

At January 31, 2006, the following futures contacts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Euro-Bobl	(346)	March 2006	$(47,181,971)	$198,155
Euro-Bund	(3)	March 2006	(439,021)	2,661
Euro-Schatz	(37)	March 2006	(4,728,050)	5,395
U.S. Long Bonds	(65)	March 2006	(7,334,844)	123,031
2-Year U.S. Treasury Notes	(158)	March 2006	(32,365,313)	101,219
5-Year U.S. Treasury Notes	176	March 2006	18,609,250	(66,438)
10-Year Canadian Bonds	(72)	March 2006	(7,137,738)	108,090
10-Year Japanese Bonds	(23)	March 2006	(26,820,425)	11,082
10-Year U.S. Treasury Notes	(11)	March 2006	(1,192,813)	3,438

			$(108,590,925)	$486,633

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. Purchased over-the-counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Fund.

At January 31, 2006, the Fund had outstanding written options as follows:

	Exercise	Expiration
Type	Rate	Date	Value

Cross Currency Option
Put EUR 1,658,000
Call CZK 47,667,500	28.75	03/02/2006	$(32,538)
Cross Currency Option
Put EUR 1,658,000
Call CZK 47,584,600	28.70	03/02/2006	(27,400)
Cross Currency Option
Put USD 5,286,000
Call ILS 23,998,440	4.54	02/07/2006	—

(Premiums Received $20,581)			$(59,938)

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of its custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding interest rate swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

	Merrill Lynch
Interest Rate	Capital Markets	CAD 10,200	07/15/2010	3 month CDOR	3.64%	$232,135
	Bank Ltd. (Dublin)			Floating
	Merrill Lynch
Interest Rate	Capital Markets	CAD 10,300	07/15/2010	3 month CDOR	3.64%	232,567
	Bank Ltd. (Dublin)			Floating
	Merrill Lynch
Interest Rate	Capital Markets	USD 6,600	07/19/2010	4.40%	3 month LIBOR	(144,842)
	Bank Ltd. (Dublin)				Floating
	Merrill Lynch
Interest Rate	Capital Markets	USD 6,600	07/19/2010	4.40%	3 month LIBOR	(145,897)
	Bank Ltd. (Dublin)				Floating
	Credit Suisse First
Interest Rate	Boston International	GBP 2,750	12/06/2035	3 month LIBOR	4.34%	(195,495)
	(London)			Floating

	Credit Suisse First
Interest Rate	Boston International	EUR 4,200	12/10/2035	3.90%	3 month LIBOR	(37,996)
	(London)				Floating

	Credit Suisse First
Interest Rate	Boston International	GBP 950	12/24/2035	6 month LIBOR	4.27%	(46,785)
	(London)			Floating

	Credit Suisse First
Interest Rate	Boston International	EUR 1,350	12/24/2035	3.84%	6 month LIBOR	(32,655)
	(London)				Floating

TOTAL						$(138,968)

          CDOR — Canadian Dollar Offered Rate
          LIBOR — London Interbank Offered Rate

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$382,188,276

Gross unrealized gain	48,988,993
Gross unrealized loss	(54,881,195)

Net unrealized security loss	$(5,892,202)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 90.2%
Aerospace — 1.9%
Aero Invest 1 S.A. (CCC+)(a)(b)(c)
EUR	3,302,022	10.63%	03/01/2006	$4,258,213
Argo Tech Corp. (B/B3)(b)
	$3,000,000	9.25	06/01/2008	3,187,500
Argo-Tech Corp. (B/B3)
	750,000	9.25	06/01/2011	795,000
Aspropulsion Capital B.V. (CCC+/B3)
EUR	5,000,000	9.63	10/01/2013	7,017,489
BE Aerospace, Inc. (B/B3)
	$2,000,000	8.88	05/01/2011	2,095,000
BE Aerospace, Inc. (BB-/B1)
	1,000,000	8.50	10/01/2010	1,077,500
K&F Acquisition, Inc. (B-/Caa1)
	7,000,000	7.75	11/15/2014	7,087,500
MTU Aero Engines (B+/Ba3)
EUR	1,800,000	8.25	04/01/2014	2,509,891
Sequa Corp. (BB-/B1)
	$4,000,000	9.00	08/01/2009	4,350,000
Standard Aero Holdings, Inc. (B-/Caa1)
	3,000,000	8.25	09/01/2014	2,445,000
TD Funding Corp. (B-/B3)
	4,000,000	8.38	07/15/2011	4,210,000
Vought Aircraft Industries, Inc. (B-/B2)
	2,000,000	8.00	07/15/2011	1,870,000

				40,903,093

Agriculture — 0.7%
American Seafoods Group LLC (B-/B3)
	4,000,000	10.13	04/15/2010	4,230,000
Land O’ Lakes, Inc. (B/B2)
	320,000	8.75	11/15/2011	336,000
Land O’ Lakes, Inc. (BB-/B1)
	1,000,000	9.00	12/15/2010	1,080,000
Swift & Co. (B/Caa1)
	5,000,000	12.50	01/01/2010	4,800,000
Swift & Co. (B+/B3)
	3,000,000	10.13	10/01/2009	3,052,500
United Agri Products, Inc. (B/B1)(b)
	1,808,000	8.25	12/15/2011	1,911,960

				15,410,460

Airlines — 0.2%
Continental Airlines, Inc. (B/B3)
	3,000,000	7.57	12/01/2006	2,954,438
Northwest Airlines Corp. (D/C)(d)
	819,000	10.00	02/01/2009	298,935

				3,253,373

Automotive — Distributor — 0.2%
Keystone Automotive Operations, Inc. (B-/Caa1)
	4,000,000	9.75	11/01/2013	3,460,000

Automotive — OEM — 1.4%
FCE Bank Plc (BB-/Ba2)(c)
EUR	2,000,000	3.49	09/30/2009	2,145,954

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Automotive — OEM — (continued)
Ford Motor Co. (BB-/Ba3)
	$1,000,000	7.45%		07/16/2031	$740,000
Ford Motor Credit Co. (BB-/Ba2)
	4,000,000	7.25		10/25/2011	3,664,040
	3,000,000	7.00		10/01/2013	2,710,980
General Motors Acceptance Corp. (BB/Ba1)
	2,000,000	7.25		03/02/2011	1,927,520
	12,750,000	6.88		09/15/2011	12,172,820
	1,250,000	6.75		12/01/2014	1,184,680
	4,500,000	8.00		11/01/2031	4,590,945
GMAC Canada Ltd. (BB/Ba1)
GBP	500,000	6.63		12/17/2010	824,299

					29,961,238

Automotive Parts — 2.2%
Accuride Corp. (B-/B3)
	$3,000,000	8.50		02/01/2015	2,985,000
Advanced Accesory Systems (CCC-/Caa2)
	3,000,000	10.75		06/15/2011	2,415,000
Affinia Group, Inc. (CCC+/Caa2)
	3,500,000	9.00		11/30/2009	2,887,500
Dana Corp. (B-/B1)
	875,000	9.00		08/15/2011	643,125
	500,000	5.85		01/15/2015	345,000
Delco Remy International, Inc. (CCC-/Ca)
	1,000,000	9.38	(b)	04/15/2008	340,000
	2,750,000	11.00		05/01/2009	1,168,750
Foamex LP(d)
	750,000	10.75		04/01/2009	686,250
Navistar International Corp. (BB-/B1)
	2,750,000	9.38		06/01/2006	2,777,500
Schefenacker AG (CCC/Caa1)
EUR	2,750,000	9.50		02/11/2014	2,573,079
Teksid Aluminium (CCC-/Caa1)
	500,000	11.38		07/15/2011	473,908
Tenneco Automotive, Inc. (B-/B2)
	$2,000,000	10.25		07/15/2013	2,240,000
Tenneco Automotive, Inc. (B-/B3)
	1,750,000	8.63		11/15/2014	1,750,000
The Goodyear Tire & Rubber Co. (B3)(b)
	3,000,000	11.00		03/01/2008	3,345,000
The Goodyear Tire & Rubber Co. (B-/B3)
	3,000,000	9.00	(b)	07/01/2010	3,007,500
	5,000,000	7.86		08/15/2011	4,875,000
TRW Automotive, Inc. (BB-/B1)
	3,250,000	11.00		02/15/2013	3,680,625
EUR	2,838,000	11.75		02/15/2013	3,965,884
TRW Automotive, Inc. (BB-/Ba3)
	$1,250,000	9.38		02/15/2013	1,362,500
United Components, Inc. (B/B3)
	5,500,000	9.38		06/15/2013	5,486,250

					47,007,871

Building Materials — Consumer — 0.5%
Collins & Aikman Floor Cover (B-/Caa1)
	1,750,000	9.75		02/15/2010	1,610,000

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — Consumer — (continued)
Culligan Finance Corp. B.V. (B-/B3)(b)
EUR	2,500,000	8.00%	10/01/2009	$3,280,904
Heating Finance PLC (B/B2)(b)
GBP	1,750,000	7.88	04/01/2008	2,938,127
Interface, Inc. (CCC/Caa1)
	$2,000,000	9.50	02/01/2014	2,012,500
Werner Holdings Co., Inc. (CCC-/Caa3)
	3,000,000	10.00	11/15/2007	600,000

				10,441,531

Building Materials — Fixtures & Fittings — 3.8%
ACIH, Inc. (CCC+/Caa1)(e)(f)
	3,375,000	11.50	12/15/2012	2,565,000
Associated Materials, Inc. (CCC/Caa2)(b)
	1,000,000	9.75	04/15/2007	970,000
Associated Materials, Inc. (CCC/Caa3)(f)
	9,000,000	11.25	03/01/2014	4,635,000
FIMEP/Legrand S.A. (BB-/Ba2)
	9,750,000	10.50	02/15/2013	11,212,500
EUR	4,000,000	11.00	02/15/2013	5,808,415
Goodman Global Holding Company, Inc. (B-/Caa1)(e)
	$9,000,000	7.88	12/15/2012	8,505,000
Grohe Holdings (CCC+/B3)
EUR	13,500,000	8.63	10/01/2014	15,584,292
Jacuzzi Brands, Inc. (B/B3)
	$3,000,000	9.63	07/01/2010	3,180,000
Legrand S.A. (BB-/Ba1)
	5,050,000	8.50	02/15/2025	6,161,000
Nortek, Inc. (CCC+/Caa1)(b)
	12,000,000	8.50	09/01/2009	11,700,000
NTK Holdings, Inc. (CCC+/Caa2)(b)
	8,000,000	10.75	09/01/2009	5,120,000
Panolam Industries International, Inc. (CCC+/Caa1)(b)(e)
	4,625,000	10.75	10/01/2009	4,370,625

				79,811,832

Building Materials — Materials — 0.7%
Carmeuse Lime B.V. (B+/Ba3)
EUR	5,625,000	10.75	07/15/2012	7,860,498
RMCC Acquisition Co. (CCC+/Caa1)(e)
	$2,000,000	9.50	11/01/2012	2,025,000
Texas Industries, Inc. (BB-/Ba3)(b)
	500,000	7.25	07/15/2009	516,250
USG Corp.(d)
	2,000,000	8.50	08/01/2005	2,780,000
	1,500,000	9.25	09/15/2049	2,130,000

				15,311,748

Capital Goods — Others — 1.4%
Altra Industrial Motion, Inc. (CCC+/B3)(e)
	1,750,000	9.75	12/01/2011	1,736,875
Briggs & Stratton Corp. (BBB-/Ba1)
	2,500,000	8.88	03/15/2011	2,800,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Capital Goods — Others — (continued)
Coleman Cable, Inc. (B-/B3)(b)
	$750,000	9.88%	10/01/2008	$631,875
General Cable Corp. (B/B2)
	2,500,000	9.50	11/15/2010	2,687,500
Metaldyne Corp. (CCC+/Caa2)
	3,000,000	11.00	06/15/2012	2,430,000
Mueller Group, Inc. (B-/Caa1)
	2,000,000	10.00	05/01/2012	2,120,000
Mueller Holdings, Inc. (B-)(f)
	8,000,000	14.75	04/15/2014	6,080,000
Rexnord Corp. (B-/B3)
	11,250,000	10.13	12/15/2012	12,178,125

				30,664,375

Chemicals — 6.7%
Avecia Group PLC (CC/Caa3)(e)
	54,000	11.00	07/01/2009	50,490
BCP Crystal Holdings Corp. (B/B3)(b)
	650,000	9.63	06/15/2009	723,125
BCP Crystal Holdings Corp. (B/Caa2)(f)
	650,000	10.00	10/01/2014	481,000
BCP Crystal Holdings Corp. Series B (B/Caa2)(f)
	10,997,000	10.50	10/01/2014	8,137,780
Borden United States Finance/Nova Scotia (B-/B3)(e)
	3,250,000	9.00	07/15/2014	3,266,250
Compass Minerals International, Inc. (B-)(f)
	8,750,000	12.75	12/15/2012	8,137,500
	7,750,000	12.00	06/01/2013	6,984,687
Crompton Corp. (BB+/Ba1)(b)
	2,500,000	9.88	08/01/2008	2,806,250
Equistar Chemical/Funding (BB-/B2)
	3,000,000	10.63	05/01/2011	3,300,000
Equistar Chemicals LP (BB-/B2)
	2,750,000	10.13	09/01/2008	2,983,750
	2,000,000	7.55	02/15/2026	1,910,000
Ethyl Corp. (BB-/B2)
	4,250,000	8.88	05/01/2010	4,457,187
Huntsman ICI Chemicals (B/B3)
EUR	2,715,000	10.13	07/01/2009	3,414,601
Huntsman ICI Holdings LLC (B/B2)
	$2,000,000	9.88	03/01/2009	2,105,000
IMC Global, Inc. (BB/Ba3)
	4,500,000	10.88	08/01/2013	5,186,250
Ineos Group Holdings PLC(e)
EUR	3,500,000	7.88	02/15/2016	4,253,023
Ineos Group Holdings PLC (B-/B2)(b)(e)
	$4,500,000	8.50	02/15/2011	4,500,000
Invista (B+/B1)(e)
	5,000,000	9.25	05/01/2012	5,325,000
ISP Chemco, Inc. (B+/B1)
	2,500,000	10.25	07/01/2011	2,681,250
KRATON Polymers LLC/Capital Corp. (B-/Caa1)(b)
	6,750,000	8.13	01/15/2009	6,581,250

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
LBC Luxembourg (CCC+/Caa1)
EUR	3,250,000	11.00%		05/15/2014	$4,531,748
Lucite International Finance PLC (B+/B2)
	4,500,000	10.25		05/15/2010	5,755,252
Lyondell Chemical Co. (BB-/B1)
	$884,000	9.50		12/15/2008	927,095
	4,000,000	10.50		06/01/2013	4,530,000
Nell AF SARL (B-/B2)(b)(e)
EUR	3,500,000	8.38		08/15/2010	4,423,144
	4,250,000	8.38		08/15/2010	4,244,687
Polymer Holdings LLC/Capital Corp. (B-/Caa2)(b)(f)
	3,000,000	12.00		07/15/2009	2,220,000
PQ Corp. (B-/B3)(b)(e)
	4,000,000	7.50		02/15/2009	3,750,000
Resolution Performance Products Capital (B-/B3)
	1,000,000	9.50		04/15/2010	1,020,000
Rhodia S.A. (CCC+/B3)
EUR	2,000,000	8.00		06/01/2010	2,582,193
	$1,300,000	10.25		06/01/2010	1,443,000
Rhodia S.A. (CCC+/Caa1)
	3,322,000	8.88		06/01/2011	3,413,355
EUR	6,641,000	9.25		06/01/2011	8,715,393
Rockwood Specialties Group, Inc. (B-/B3)
	10,500,000	7.63		11/15/2014	13,269,433
Rockwood Specialties, Inc. (B-/B3)
	$3,645,000	10.63		05/15/2011	3,982,163

					142,091,856

Conglomerates — 2.3%
Blount, Inc. (B/B3)
	4,250,000	8.88		08/01/2012	4,462,500
Bombardier, Inc. (BB/Ba2)(e)
	5,000,000	6.75		05/01/2012	4,662,500
Invensys PLC (B-/B3)
	1,000,000	6.50		01/15/2010	925,000
	3,000,000	6.50	(e)	01/15/2010	2,748,750
	2,250,000	9.88	(e)	03/15/2011	2,292,188
Mark IV Industries, Inc. (B-/Caa1)
	10,007,000	7.50		09/01/2007	9,306,510
Noma Luxembourg S.A. (B-/B1)
EUR	2,000,000	9.75		07/15/2011	2,806,995
Park-Ohio Industries, Inc. (CCC+/Caa1)
	$4,000,000	8.38		11/15/2014	3,520,000
Polypore International, Inc. (CCC+/Ca)(f)
	3,250,000	10.50		10/01/2012	1,860,625
Polypore, Inc. (CCC+/Caa2)
EUR	4,250,000	8.75		05/15/2012	4,155,095
The Manitowoc Co., Inc. (B/B2)
	4,500,000	10.38		05/15/2011	5,850,945
Trimas Corp. (CCC+/B3)
	$7,250,000	9.88		06/15/2012	6,235,000

					48,826,108

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — 2.4%
Affinion Group, Inc. (B-/B3)(b)(e)
	$4,250,000	10.13%	10/15/2009	$4,058,750
Ames True Temper (CCC-/Caa2)
	3,250,000	10.00	07/15/2012	2,535,000
FTD Group, Inc. (B-/B3)
	2,194,000	7.75	02/15/2014	2,194,000
Harry & David Holdings, Inc. (B-/B3)(b)
	2,750,000	9.00	03/01/2009	2,791,250
Safilo Capital International S.A. (CCC+/Caa2)
EUR	7,475,000	9.63	05/15/2013	10,332,188
Simmons Bedding Co. (B-/Caa1)(b)
	$500,000	7.88	01/15/2009	472,500
Simmons Bedding Co. (B-/Caa2)(e)(f)
	3,750,000	10.00	12/15/2014	2,109,375
Spectrum Brands, Inc. (CCC+/Caa1)
	13,000,000	7.38 (b)	02/01/2010	10,806,250
	4,000,000	8.50	10/01/2013	3,500,000
Vertrue, Inc. (B/B2)
	3,000,000	9.25	04/01/2014	3,067,500
Visant Corp. (B-/B3)(b)
	5,500,000	7.63	10/01/2008	5,500,000
Visant Holding Corp. (B-/Caa2)(f)
	5,250,000	10.25	12/01/2013	3,937,500

				51,304,313

Consumer Products — Industrial — 1.2%
Aearo Co. I (B-/B3)
	2,750,000	8.25	04/15/2012	2,791,250
Bombardier Recreational Products, Inc. (B/B3)
	6,000,000	8.38	12/15/2013	6,165,000
Johnsondiversey Holdings, Inc. (B-/Caa1)(f)
	5,000,000	10.67	05/15/2013	4,175,000
Johnsondiversey, Inc. (B-/Caa1)
EUR	3,500,000	9.63	05/15/2012	4,359,349
	$2,000,000	9.63	05/15/2012	2,035,000
Norcross Safety Products (B-/B3)
	4,250,000	9.88	08/15/2011	4,420,000
NSP Holdings (B-)(a)
	1,678,316	11.75	01/01/2012	1,644,750
Texon International PLC
DEM	2,250,000	10.00	02/01/2010	279,583

				25,869,932

Consumer Products — Non Durable — 1.0%
Del Laboratories, Inc. (CCC+/Caa2)(b)
	$3,000,000	8.00	02/01/2008	2,415,000
Jafra Cosmetics International, Inc. (B-/B3)
	1,303,000	10.75	05/15/2011	1,423,527
Leiner Health Products, Inc. (CCC+/Caa1)(b)
	1,500,000	11.00	06/01/2008	1,428,750
Playtex Products, Inc. (CCC+/Caa1)
	6,500,000	9.38	06/01/2011	6,857,500
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.25	04/15/2012	2,110,500

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Consumer Products — Non Durable — (continued)
Reddy Ice Holdings, Inc. (B-/Caa1)(a)(b)(f)
	$3,750,000	10.50%		11/01/2008	$2,981,250
WH Holdings (B+/B1)
	3,600,000	9.50		04/01/2011	3,892,500

					21,109,027

Defense — 0.9%
Alliant Techsystems, Inc. (B/B2)
	1,500,000	8.50		05/15/2011	1,565,625
DRS Technologies, Inc. (B/B3)(b)
	2,000,000	7.63		02/01/2011	2,020,000
Heckler Koch GMBH (B/B1)
EUR	2,000,000	9.25		07/15/2011	2,764,465
L-3 Communications Corp. (BB+/Ba3)
	$8,500,000	6.38	(b)	10/15/2010	8,457,500
	3,500,000	6.13		01/15/2014	3,456,250

					18,263,840

Energy — Coal — 0.3%
Massey Energy Co. (BB-/B1)(b)(e)
	4,000,000	6.88		12/15/2009	4,050,000
Peabody Energy Corp. (BB-/Ba3)
	2,500,000	6.88		03/15/2013	2,600,000

					6,650,000

Energy — E&P — 1.6%
Chesapeake Energy Corp. (BB/Ba2)
	1,000,000	6.63	(b)	07/15/2010	1,020,000
	4,500,000	6.38		06/15/2015	4,477,500
	7,500,000	6.88		01/15/2016	7,650,000
	2,250,000	6.50		08/15/2017	2,261,250
	750,000	6.50	(e)	08/15/2017	742,500
El Paso Production Holding Co. (B/B3)
	6,000,000	7.75		06/01/2013	6,360,000
Encore Acquisition Co. (B/B2)(b)
	4,500,000	6.00		07/15/2010	4,230,000
	2,250,000	7.25		12/01/2010	2,266,875
KCS Energy, Inc. (B-/B3)(b)
	1,500,000	7.13		04/01/2008	1,503,750
Vintage Petroleum, Inc. (A-/A3)
	1,500,000	7.88		05/15/2011	1,567,500
	2,000,000	8.25		05/01/2012	2,145,000

					34,224,375

Energy — Services — 0.2%
Aker Kvaerner ASA (Ba3)
EUR	2,750,000	8.38		06/15/2011	3,742,661

Entertainment & Leisure — 1.2%
AMC Entertainment, Inc. (B-/B2)
	$1,875,000	8.63		08/15/2012	1,950,000
AMC Entertainment, Inc. (CCC+/B3)(b)(e)
	1,000,000	11.00		02/01/2011	1,005,000
Six Flags, Inc. (CCC/Caa1)
	4,500,000	9.75		04/15/2013	4,612,500

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — (continued)
Universal City Development Partners (B-/B2)
	$8,750,000	11.75%	04/01/2010	$9,756,250
Warner Music Group (B-/B2)(b)
	5,000,000	7.38	04/15/2009	4,975,000
WMG Holdings Corp. (B-/B3)(b)(f)
	4,550,000	9.50	12/15/2009	3,276,000

				25,574,750

Environmental — 1.1%
Allied Waste North America, Inc. (BB-/B2)
	2,375,000	8.88	04/01/2008	2,508,594
	2,500,000	8.50	12/01/2008	2,634,375
	6,500,000	7.25 (b)	03/15/2010	6,581,250
	2,000,000	6.50	11/15/2010	1,997,500
	1,250,000	6.38	04/15/2011	1,231,250
	2,250,000	7.88	04/15/2013	2,334,375
	2,000,000	6.13	02/15/2014	1,915,000
Waste Services (CCC/Caa2)(b)
	3,125,000	9.50	04/15/2009	3,164,062

				22,366,406

Finance — 0.2%
E*Trade Financial Corp. (B+/B1)(b)
	4,000,000	7.38	09/15/2009	4,080,000
Refco Finance Holdings LLC (D/Ca)(d)
	804,000	9.00	08/01/2012	518,580

				4,598,580

Food — 1.8%
Barry Callebaut Services N.V. (BB-/B1)
EUR	3,000,000	9.25	03/15/2010	4,009,994
Dole Food Co. (B+/B2)
	$3,000,000	8.63	05/01/2009	3,067,500
	3,000,000	8.88	03/15/2011	3,063,750
Eagle Family Foods (CCC/Caa2)
	3,500,000	8.75	01/15/2008	2,651,250
Michael Foods, Inc. (B-/B3)
	4,250,000	8.00	11/15/2013	4,366,875
New World Pasta Co.(d)
	3,000,000	9.25	02/15/2009	157,500
Pinnacle Foods Holding Corp. (B-/B3)(b)
	8,250,000	8.25	12/01/2008	7,961,250
United Biscuits Finance (CCC+/B3)
EUR	5,500,000	10.63	04/15/2011	7,117,738
GBP	3,000,000	10.75	04/15/2011	5,643,873

				38,039,730

Gaming — 5.8%
Ameristar Casinos, Inc. (B+/B2)
	$4,000,000	10.75	02/15/2009	4,215,000
Boyd Gaming Corp. (B+/B1)
	1,000,000	7.13	02/01/2011	995,000
	2,000,000	8.75	04/15/2012	2,140,000
	2,000,000	6.75	04/15/2014	1,965,000

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Caesars Entertainment, Inc. (BBB-/Baa3)
	$1,500,000	7.50%	09/01/2009	$1,600,482
CCM Merger, Inc. (B-/B3)(e)
	2,000,000	8.00	08/01/2013	1,950,000
Chukchansi Economic Development Authority (BB-/B2)(b)(e)
	3,000,000	8.00	11/15/2009	3,086,250
Circus & Eldorado (B/B1)
	3,500,000	10.13	03/01/2012	3,758,125
Cirsa Finance Luxembourg SA (B+/B1)
EUR	3,250,000	8.75	05/15/2014	4,196,063
Codere Finance Luxembourg S.A. (B/B2)(b)
	5,500,000	8.25	06/15/2010	7,117,738
Galaxy Entertainment Finance Co., Ltd. (B+/B1)(b)(e)
	$1,250,000	9.88	12/15/2009	1,287,500
Greektown Holdings LLC (CCC+/B3)(b)(e)
	2,250,000	10.75	12/01/2010	2,233,125
Inn of the Mountain Gods (B/B3)
	1,750,000	12.00	11/15/2010	1,715,000
Isle of Capri Casinos, Inc. (B/B2)(b)
	1,500,000	7.00	03/01/2009	1,481,250
Isle of Capri Casinos, Inc. (B/B2)
	1,000,000	9.00	03/15/2012	1,060,000
Kerzner International Ltd. (B/B2)(b)
	3,500,000	6.75	10/01/2010	3,403,750
Mandalay Resort Group
	250,000	6.45	02/01/2006	248,750
Mandalay Resort Group (B+/Ba3)
	3,250,000	10.25	08/01/2007	3,461,250
	2,000,000	9.38	02/15/2010	2,195,000
MGM Mirage (BB/Ba2)
	18,375,000	6.63	07/15/2015	18,466,875
MGM Mirage, Inc. (B+/Ba3)
	5,125,000	8.38	02/01/2011	5,509,375
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.50	09/15/2010	2,175,000
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.25	08/01/2017	3,257,813
Mohegan Tribal Gaming Authority (B+/Ba3)
	3,000,000	8.00	04/01/2012	3,161,250
MTR Gaming Group, Inc. (B+/B2)
	3,000,000	9.75	04/01/2010	3,213,750
Park Place Entertainment Corp. (BB+/Ba1)
	5,000,000	7.88	03/15/2010	5,381,250
	2,500,000	8.13	05/15/2011	2,762,500
Penn National Gaming, Inc. (B+/B1)(b)
	2,000,000	6.75	03/01/2010	1,995,000
Pinnacle Entertainment, Inc. (B-/Caa1)
	3,500,000	8.25	03/15/2012	3,635,625
	1,500,000	8.75	10/01/2013	1,612,500
Poster Financial Group, Inc. (B/B2)(b)
	2,000,000	8.75	12/01/2011	2,085,000
River Rock Entertainment (B+/B2)
	2,000,000	9.75	11/01/2011	2,145,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
San Pasqual Casino (B+/B2)(b)(e)
	$1,500,000	8.00%	09/15/2009	$1,526,250
Station Casinos, Inc. (B+/Ba3)
	1,000,000	6.50	02/01/2014	1,000,000
	8,125,000	6.88	03/01/2016	8,226,562
Wynn Las Vegas LLC (B+/B2)
	10,000,000	6.63	12/01/2014	9,750,000

				124,013,033

Health Care — Medical Products — 1.0%
CDRV Investors, Inc. (B-/Caa2)(f)
	12,500,000	9.63	01/01/2015	8,062,500
Fisher Scientific International, Inc. (BB+/Ba2)
	2,250,000	6.13	07/01/2010	2,261,250
Sybron Dental Specialties, Inc. (BB-/B1)
	4,000,000	8.13	06/15/2012	4,210,000
VWR International, Inc. (B-/Caa1)
	6,250,000	8.00	04/15/2014	6,218,750

				20,752,500

Health Care — Pharmaceutical — 1.8%
Biovail Corp. (BB-/B2)
	3,000,000	7.88	04/01/2010	3,097,500
Mylan Laboratories, Inc. (BB+/Ba1)(b)
	1,000,000	6.38	08/15/2010	1,010,000
NYCO Holdings 2 APS (CCC+/B3)
EUR	9,000,000	11.50	03/31/2013	12,795,524
Nycomed S.A.
	6,783,958	11.75	09/15/2013	8,758,744
Quintiles Transnational Corp. (B/B3)
	$6,000,000	10.00	10/01/2013	6,690,000
Warner Chilcott Corp. (CCC+/Caa1)(e)
	6,000,000	8.75	02/01/2015	5,880,000

				38,231,768

Health Care — Services — 3.0%
Accellent, Inc. (B-/Caa1)(b)(e)
	6,000,000	10.50	12/01/2009	6,240,000
Alliance Imaging, Inc. (B-/B3)
	3,000,000	7.25	12/15/2012	2,460,000
AmeriPath, Inc. (B-/B3)
	6,000,000	10.50	04/01/2013	6,330,000
CRC Health Corp. (CCC+/Caa1)(b)(e)
	2,125,000	10.75	02/01/2011	2,151,562
DaVita, Inc. (B/B3)(b)
	4,000,000	7.25	03/15/2010	4,030,000
HCA, Inc. (BB+/Ba2)
	6,000,000	6.25	02/15/2013	5,949,780
	5,000,000	6.38	01/15/2015	4,998,400
Omnicare, Inc. (BB+/Ba3)(b)
	2,000,000	6.88	12/15/2010	2,015,000
Psychiatric Solutions, Inc. (B-/B3)
	1,666,000	10.63	06/15/2013	1,876,333
	1,500,000	7.75	07/15/2015	1,552,500

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
Select Medical Corp. (B-/B3)(b)
$2,500,000	7.63%	02/01/2015	$2,225,000
Senior Housing Properties Trust (BB+/Ba2)
1,950,000	7.88	04/15/2015	2,042,625
Tenet Healthcare Corp. (B/B3)
9,250,000	7.38	02/01/2013	8,440,625
1,000,000	9.50 (e)	02/01/2015	987,500
U.S. Oncology, Inc. (B-/B2)(b)
4,000,000	9.00	08/15/2008	4,250,000
U.S. Oncology, Inc. (B-/B3)(b)
500,000	10.75	08/15/2009	551,250
Vanguard Health Holding Co. I (CCC+/Caa2)(f)
3,500,000	11.25	10/01/2015	2,563,750
Vanguard Health Holding Co. II (CCC+/Caa1)(b)
3,000,000	9.00	10/01/2009	3,172,500
Ventas Realty LP (BB+/Ba2)
2,000,000	9.00	05/01/2012	2,280,000

			64,116,825

Home Construction — 0.2%
K. Hovnanian Enterprises, Inc. (BB/Ba1)
1,500,000	6.25	01/15/2015	1,417,500
Meritage Homes Corp. (BB-/Ba2)(b)
4,000,000	6.25	03/15/2010	3,660,000

			5,077,500

Lodging — 0.7%
Gaylord Entertainment Co. (B-/B3)
3,000,000	8.00	11/15/2013	3,120,000
Host Marriott LP (BB-/Ba2)
1,875,000	9.50	01/15/2007	1,935,937
198,000	7.88	08/01/2008	198,990
5,000,000	7.13	11/01/2013	5,187,500
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
1,500,000	7.88	05/01/2012	1,646,250
2,000,000	7.38	11/15/2015	2,165,000

			14,253,677

Machinery — 0.7%
Columbus Mckinnon Corp. (B/B2)
1,787,000	10.00	08/01/2010	1,974,635
Dresser, Inc. (B-/B2)
4,000,000	9.38	04/15/2011	4,205,000
Dresser-Rand Group, Inc. (B-/B3)(e)
1,762,000	7.63	11/01/2014	1,819,265
NMHG Holding Co. (B+/B3)
3,750,000	10.00	05/15/2009	3,970,312
Terex Corp. (B/Caa1)
1,000,000	10.38	04/01/2011	1,057,500
2,000,000	9.25	07/15/2011	2,135,000

			15,161,712

Media — 0.6%
DIRECTV Holdings LLC (BB-/Ba2)
3,250,000	8.38	03/15/2013	3,497,813

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Media — (continued)
Echostar DBS Corp. (BB-/Ba3)
	$4,500,000	6.38%		10/01/2011	$4,393,125
Echostar DBS Corp. (BB-/Ba3)(e)
	2,500,000	7.13		02/01/2016	2,468,750
Lamar Media Corp. (B/Ba3)
	2,500,000	7.25		01/01/2013	2,600,000
	500,000	7.25	(e)	01/01/2013	445,000

					13,404,688

Media — Broadcasting & Radio — 0.5%
Clear Channel Communications, Inc. (BBB-/Baa3)
	3,000,000	8.00		11/01/2008	3,181,749
Emmis Operating Co. (B-/B2)
	3,750,000	6.88		05/15/2012	3,646,875
LIN Television Corp. (B-)(b)
	3,000,000	6.50		05/15/2008	2,835,000
Radio One, Inc. (B/B2)(b)
	2,000,000	6.38		02/15/2009	1,910,000

					11,573,624

Media — Cable — 3.6%
Adelphia Communications Corp.(d)
	1,000,000	9.38	(b)	11/15/2009	680,000
	2,000,000	10.25		06/15/2011	1,420,000
Atlantic Broadband Finance LLC (CCC+/Caa1)(b)
	3,750,000	9.38		01/15/2009	3,384,375
Cablevision Systems Corp. (B/B3)
	4,000,000	8.00		04/15/2012	3,810,000
CCH I Holdings LLC (CCC-/Ca)(b)(e)
	3,250,000	9.92		09/30/2007	1,657,500
	6,000,000	11.75	(f)	09/30/2007	3,030,000
CCH I LLC (CCC-/Caa3)(b)(e)
	8,178,000	11.00		10/01/2010	6,726,405
Century Communications Corp.(d)(g)
	2,750,000	0.00		01/15/2008	1,430,000
Charter Communications Holdings II (CCC-/Caa1)
	5,000,000	10.25		09/15/2010	4,912,500
CSC Holdings, Inc. (B+/B2)
	8,250,000	8.13		07/15/2009	8,373,750
	750,000	8.13		08/15/2009	761,250
FrontierVision Holdings LP(d)
	2,000,000	11.00		10/15/2006	2,740,000
	2,250,000	11.88		09/15/2007	2,700,000
Mediacom Broadband LLC (B/B2)
	1,500,000	11.00		07/15/2013	1,612,500
Mediacom LLC (B/B3)
	3,000,000	9.50		01/15/2013	2,977,500
Ono Finance PLC (CCC+/B3)
EUR	3,500,000	10.50		05/15/2014	4,742,121
Tele Columbus AG & Co. (B-/B3)
	7,500,000	9.38		04/15/2012	9,250,326
Telenet Communications N.V. (B-/B2)
	2,054,250	9.00		12/15/2013	2,789,527
Telenet Group Holding N.V. (CCC+/Caa1)(e)(f)
	$11,121,000	11.50		06/15/2014	9,258,232

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
UPC Holding BV (CCC+/B3)
EUR	4,000,000	7.75%	01/15/2014	$4,532,508

				76,788,494

Metals — 1.3%
AK Steel Corp. (B+/B1)
	$1,000,000	7.88	02/15/2009	982,500
	5,500,000	7.75	06/15/2012	5,321,250
Kloeckner Investment S.C.A. (B-/B2)
EUR	3,375,000	10.50	05/15/2015	4,736,805
New Reclamation Group Ltd. (B/B1)
	1,750,000	8.13	02/01/2013	2,190,307
Novelis, Inc. (B)(b)
	$7,000,000	7.75	02/15/2010	6,615,000
UCAR Finance, Inc. (B-/B2)
	8,000,000	10.25	02/15/2012	8,520,000

				28,365,862

Mining — 0.3%
OM Group, Inc. (B-/Caa1)
	6,000,000	9.25	12/15/2011	6,007,500

Packaging — 3.6%
Consolidated Container Co. LLC (CCC/B3)(f)
	1,500,000	10.75	06/15/2009	1,290,000
Consolidated Container Co. LLC (CCC/Caa2)
	4,000,000	10.13	07/15/2009	2,870,000
Constar International, Inc. (CCC/Caa3)
	1,125,000	11.00	12/01/2012	933,750
Crown Americas LLC (B/B1)(b)(e)
	7,000,000	7.75	11/15/2010	7,245,000
Gerresheimer Holdings GMBH (B-/Caa1)
EUR	3,750,000	7.88	03/01/2015	4,522,635
Graham Packaging Co., Inc. (CCC+/Caa2)(b)
	$19,000,000	9.88	10/15/2009	18,810,000
Graphic Packaging International, Inc. (B-/B3)
	5,000,000	9.50	08/15/2013	4,737,500
Impress Group B.V. (B-/B2)
EUR	3,000,000	10.50	05/25/2007	3,820,430
Impress Metal Pack Holdings (CCC+/B3)
DEM	7,000,000	9.88	05/29/2007	4,376,254
Owens Brockway Glass Container (B/B2)
	$2,500,000	8.25	05/15/2013	2,612,500
	1,000,000	6.75	12/01/2014	972,500
Owens Brockway Glass Container (BB-/B1)
	8,000,000	8.88	02/15/2009	8,350,000
Pliant Corp.(d)
	2,000,000	11.13	09/01/2009	1,740,000
	3,375,000	13.00	06/01/2010	810,000
Portola Packaging, Inc. (CCC/Caa1)
	1,500,000	8.25	02/01/2012	1,230,000
Pregis Corp. (CCC+/Caa1)(b)(e)
	5,000,000	12.38	10/15/2009	5,075,000
Solo Cup Co. (B-/Caa1)(b)
	5,000,000	8.50	02/15/2009	4,462,500

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Tekni-Plex, Inc. (C/Caa2)(e)
	$1,500,000	8.75%	11/15/2013	$1,372,500
Tekni-Plex, Inc. (CCC-/B3)(e)
	1,000,000	10.88	08/15/2012	1,096,250

				76,326,819

Paper — 2.4%
Abitibi-Consolidated, Inc. (B+/B1)
	3,218,000	8.55	08/01/2010	3,145,595
Ainsworth Lumber Co. Ltd. (B+/B2)
	4,000,000	7.25	10/01/2012	3,640,000
	2,500,000	6.75	03/15/2014	2,168,750
Boise Cascade LLC (B+/B2)(e)
	2,750,000	7.13	10/15/2014	2,550,625
Georgia-Pacific Corp. (B/B2)
	8,000,000	8.13	05/15/2011	8,180,000
	1,000,000	9.50	12/01/2011	1,075,000
	1,500,000	7.70	06/15/2015	1,477,500
	2,000,000	7.75	11/15/2029	1,885,000
Jefferson Smurfit Corp. (CCC+/B2)
	5,000,000	8.25	10/01/2012	4,750,000
	1,000,000	7.50	06/01/2013	910,000
JSG Funding PLC (B-/B3)
	4,875,000	9.63	10/01/2012	5,009,062
EUR	4,125,000	10.13	10/01/2012	5,463,616
JSG Funding PLC (B-/Caa1)
	1,000,000	7.75	04/01/2015	1,057,180
JSG Holding PLC (B-/Caa2)(a)
	3,734,319	11.50	10/01/2015	4,397,313
NewPage Corp. (CCC+/B3)(b)
	$3,000,000	10.00	05/01/2009	3,052,500
Port Townsend Paper Corp. (CCC+/B3)(e)
	4,500,000	12.00	04/15/2011	3,037,500

				51,799,641

Printing(b)(e) — 0.2%
SGS International, Inc. (B-/Caa1)
	4,750,000	12.00	12/15/2009	4,773,750

Publishing — 4.5%
Advanstar Communications, Inc. (B/B3)
	4,000,000	10.75	08/15/2010	4,370,000
Advanstar Communications, Inc. (CCC/Caa2)
	2,000,000	12.00	02/15/2011	2,110,000
Advanstar, Inc.(f)
	2,500,000	15.00	10/15/2011	2,612,500
American Media Operations, Inc. (CCC/Caa1)
	2,000,000	8.88	01/15/2011	1,700,000
Dex Media East LLC (B/B1)
	3,087,000	12.13	11/15/2012	3,569,344
Dex Media West LLC (B/B2)
	6,744,000	9.88	08/15/2013	7,452,120
Dex Media, Inc. (B/B3)
	1,250,000	8.00	11/15/2013	1,281,250
	12,750,000	9.00 (f)	11/15/2013	10,486,875

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Publishing — (continued)
Houghton Mifflin Co. (B-/B3)(b)
	$1,750,000	8.25%		02/01/2007	$1,828,750
Houghton Mifflin Co. (B-/Caa1)
	3,000,000	9.88		02/01/2013	3,255,000
Houghton Mifflin Co. (B-/Caa2)(f)
	2,000,000	11.50		10/15/2013	1,635,000
Lighthouse International Co. S.A. (B/B3)
EUR	10,750,000	8.00		04/30/2014	14,075,229
Odyssee Financing S.A. (B/B3)(b)
	2,250,000	8.38		10/15/2008	3,103,188
Primedia, Inc. (B/B2)
	$4,000,000	8.88		05/15/2011	3,770,000
	3,000,000	8.00		05/15/2013	2,617,500
WDAC Subsidiary Corp. (CCC+/Caa1)
	1,500,000	8.38	(e)	12/01/2014	1,458,750
EUR	17,000,000	8.50	(a)	12/01/2014	20,760,829
Yell Finance B.V. (B+/B1)
GBP	1,913,000	10.75		08/01/2011	3,666,974
	$5,638,000	13.50	(f)	08/01/2011	5,793,045
Ziff Davis Media, Inc. (CCC-)(a)
	560,259	13.00		08/12/2009	498,630

					96,044,984

Real Estate — 0.3%
CB Richard Ellis Services, Inc. (B/B1)
	4,000,000	11.25		06/15/2011	4,300,000
CB Richard Ellis Services, Inc. (BB-/Ba3)
	650,000	9.75		05/15/2010	705,250
Crescent Real Estate Equities Ltd. (B/B1)
	2,000,000	9.25		04/15/2009	2,100,000

					7,105,250

Restaurants — 0.6%
Domino’s, Inc. (B/B2)
	4,011,000	8.25		07/01/2011	4,171,440
Landry’s Restaurants, Inc. (B/B2)
	9,000,000	7.50		12/15/2014	8,572,500

					12,743,940

Retailers — 0.6%
General Nutrition Center (CCC+/Caa1)
	2,500,000	8.50		12/01/2010	2,268,750
Neiman-Marcus Group, Inc. (B-/B2)(b)(e)
	5,000,000	9.00		10/15/2010	5,187,500
Victoria Acquisition III B.V. (B/B3)(b)
EUR	3,625,000	7.88		10/01/2008	4,614,151

					12,070,401

Retailers — Food & Drug — 1.0%
Brake Bros. Finance PLC (B-/B3)
GBP	6,000,000	12.00		12/15/2011	12,088,295
Ingles Markets, Inc. (B/B3)
	$4,000,000	8.88		12/01/2011	4,190,000
Jean Coutu Group, Inc. (B-/Caa1)
	4,000,000	8.50		08/01/2014	3,810,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Retailers — Food & Drug — (continued)
Rite Aid Corp. (B+/B2)
	$2,000,000	9.50%	02/15/2011	$2,125,000

				22,213,295

Services Cyclical — Business Services — 0.6%
Cornell Co., Inc. (CCC+/B3)
	1,500,000	10.75	07/01/2012	1,567,500
Corrections Corp. of America (BB-/Ba3)(b)
	500,000	6.75	01/31/2010	504,375
Corrections Corp. of America (BB-/Ba3)
	2,000,000	7.50	05/01/2011	2,062,500
Dycom Industries, Inc. (B+/Ba3)(b)(e)
	2,000,000	8.13	10/15/2010	2,057,500
Iron Mountain, Inc. (B/Caa1)(b)
	4,000,000	8.63	04/01/2006	4,180,000
MSX International, Inc. (CCC/Ca)
	1,000,000	11.38	01/15/2008	650,000
MSX International, Inc. (CCC+/B3)
	1,000,000	11.00	10/15/2007	995,000

				12,016,875

Services Cyclical — Consumer Services — 0.3%
APCOA, Inc. (CCC+)
	3,000,000	9.25	03/15/2008	2,940,000
Brickman Group Ltd. (B/B2)
	2,000,000	11.75	12/15/2009	2,200,000
Service Corp. International (BB/Ba3)
	1,000,000	7.70	04/15/2009	1,047,500

				6,187,500

Services Cyclical — Distribution/Logistics — 1.4%
Interline Brands, Inc. (B/B3)
	3,250,000	11.50	05/15/2011	3,607,500
Ray Acquisition SCA (CCC+/Caa1)(b)
EUR	19,750,000	9.38	03/15/2010	25,559,151

				29,166,651

Services Cyclical — Rental Equipment — 1.7%
Ahern Rentals, Inc. (B-/B3)(b)
	$3,000,000	9.25	08/15/2009	3,142,500
Ashtead Holdings PLC (B/B2)
GBP	1,625,000	12.00	05/01/2014	3,483,502
Ashtead Holdings PLC (B/B2)(e)
	$1,000,000	8.63	08/01/2015	1,050,000
H&E Equipment Services LLC (B-/B3)
	2,250,000	11.13	06/15/2012	2,497,500
Hertz Corp. (B/B1)(b)(e)
	9,500,000	8.88	01/01/2010	9,808,750
Hertz Corp. (B/B3)(b)(e)
	5,750,000	10.50	01/01/2010	6,023,125
United Rentals North America, Inc. (B/Caa1)
	4,000,000	7.75	11/15/2013	3,950,000
	2,750,000	7.00	02/15/2014	2,598,750

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Services Cyclical — Rental Equipment — (continued)
Williams Scotsman, Inc. (B/B3)(b)
	$3,750,000	8.50%	10/01/2010	$3,909,375

				36,463,502

Technology — Hardware — 1.4%
Amkor Technology, Inc. (CCC/Caa3)
	1,500,000	5.75	06/01/2006	1,488,435
Amkor Technology, Inc. (CCC+/Caa1)
	1,000,000	7.75	05/15/2013	882,500
Avago Technologies Finance (B/B3)(b)(e)
	3,000,000	10.13	12/01/2009	3,071,250
Lucent Technologies, Inc. (B/B1)
	4,000,000	5.50	11/15/2008	3,930,000
	4,750,000	6.45	03/15/2029	4,013,750
MagnaChip Semiconductor (B+/Ba3)(b)
	1,500,000	6.88	12/15/2008	1,470,000
MagnaChip Semiconductor (B-/B2)(b)
	3,000,000	8.00	12/15/2009	2,887,500
Nortel Networks Corp. (B-/B3)
	2,000,000	4.25	09/01/2008	1,879,000
Xerox Capital Trust I (B-/Ba3)
	2,250,000	8.00	02/01/2027	2,328,750
Xerox Corp. (BB-/Ba2)
EUR	2,000,000	9.75	01/15/2009	2,806,995
	$2,250,000	9.75	01/15/2009	2,494,688
	2,000,000	7.63	06/15/2013	2,130,000

				29,382,868

Technology — Software/Services — 1.0%
Activant Solutions, Inc. (B+/B2)
	3,000,000	10.50	06/15/2011	3,247,500
Sungard Data Systems, Inc. (B-/B3)(e)
	11,500,000	9.13	08/15/2013	11,960,000
Sungard Data Systems, Inc. (B-/Caa1)(e)
	5,000,000	10.25	08/15/2015	5,037,500

				20,245,000

Telecommunications — 1.3%
Alaska Communications System Holdings (B-/B2)
	507,000	9.88	08/15/2011	552,630
Citizens Communications Co. (BB+/Ba3)
	7,125,000	9.25	05/15/2011	7,819,687
Eircom Funding (BB-/B1)
EUR	2,000,000	8.25	08/15/2013	2,673,329
Exodus Communications, Inc.(d)
	2,500,000	10.75 (b)	12/15/2009	45,568
	$1,500,000	11.25	07/01/2008	2
	2,000,000	11.63	07/15/2010	2
PSINet, Inc.(d)
	1,000,000	11.00	08/01/2009	625
	3,750,000	10.00	02/15/2005	2,344
	1,000,000	11.50	11/01/2008	625
Qwest Capital Funding, Inc. (B/B3)
	750,000	7.00	08/03/2009	752,812
	8,750,000	7.90	08/15/2010	6,969,375

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
Qwest Communications International, Inc. (B/B2)
	$2,000,000	7.50%	02/15/2014	$2,030,000
Qwest Corp. (BB/Ba3)
	4,000,000	8.88	03/15/2012	4,425,000
	3,000,000	6.88	09/15/2033	2,778,750

				28,050,749

Telecommunications — Cellular — 4.6%
AirGate PCS, Inc. (BBB+/Caa1)
	2,133,300	9.38	09/01/2009	2,229,299
Alamosa Delaware, Inc. (A-/Caa1)
	5,250,000	12.00 (f)	07/31/2009	5,709,375
	1,787,000	11.00	07/31/2010	2,001,440
	1,500,000	8.50	01/31/2012	1,618,125
American Cellular Corp. (B-/B3)
	5,500,000	10.00	08/01/2011	5,988,125
American Tower Corp. (BB-/B1)(b)
	4,000,000	7.13	10/15/2008	4,170,000
American Tower Escrow Corp.(g)
	2,750,000	0.00	08/01/2008	2,165,625
American Towers, Inc. (BB-/Ba2)
	1,000,000	7.25	12/01/2011	1,045,000
Cell C Ltd. (BB-)
EUR	2,000,000	8.63	07/01/2012	2,636,874
Centennial Cellular Communications (CCC/B3)
	$1,500,000	10.13	06/15/2013	1,642,500
Digicel Ltd. (B3)(e)
	2,250,000	9.25	09/01/2012	2,376,562
Dobson Communications Corp. (CCC/Caa2)
	2,000,000	8.88	10/01/2013	2,020,000
Hellas Telecommunications III (B-/B3)(b)(e)
EUR	7,125,000	8.50	04/15/2009	9,274,819
Horizon PCS, Inc. (CCC/B3)
	$1,125,000	11.38	07/15/2012	1,299,375
Nextel Communications, Inc. (A-/Baa2)
	3,500,000	5.95	03/15/2014	3,526,775
	15,000,000	7.38	08/01/2015	15,833,100
Nextel Partners, Inc. (BB-/Ba3)
	4,000,000	8.13	07/01/2011	4,280,000
Rogers Wireless Communications, Inc. (BB/Ba3)
	2,000,000	7.50	03/15/2015	2,175,000
Rogers Wireless, Inc. (B+/B2)
	2,000,000	8.00	12/15/2012	2,125,000
Rural Cellular Corp. (CCC/Caa1)
	4,000,000	9.88	02/01/2010	4,300,000
Rural Cellular Corp. (CCC/Caa2)
	1,500,000	9.75	01/15/2010	1,526,250
Triton PCS, Inc. (CCC-/Ca)
	1,500,000	9.38	02/01/2011	1,005,000
Triton PCS, Inc. (CCC-/Caa1)
	1,000,000	8.50	06/01/2013	947,500
Wind Acquisition Finance SA (B-/B3)(b)(e)
	8,750,000	10.75	12/01/2010	9,384,375

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Cellular — (continued)
Wind Acquisition Finance SA (B-/B3)(e)
EUR	5,125,000	9.75%	12/01/2015	$6,710,283
Wind Acquisition Finance SA (B-/B3)
	750,000	9.75	12/01/2015	981,993

				96,972,395

Telecommunications — Satellites — 1.0%
Inmarsat Finance II PLC (B/B2)(f)
	$6,000,000	10.38	11/15/2012	5,040,000
Inmarsat Finance PLC (B/B1)(b)
	1,000,000	7.63	03/01/2008	1,032,500
Intelsat Bermuda Ltd. (B+/B2)(e)
	4,000,000	8.50	01/15/2013	4,005,000
Intelsat Ltd. (B/Caa1)
	6,000,000	7.63	04/15/2012	4,867,500
PanAmSat Corp. (B+/B1)(b)
	4,000,000	9.00	08/15/2009	4,220,000
PanAmSat Corp. (B+/B3)(b)(f)
	2,750,000	10.38	11/01/2009	1,938,750

				21,103,750

Textiles & Apparel — 0.8%
Oxford Industries, Inc. (B/B2)
	3,500,000	8.88	06/01/2011	3,587,500
Propex Fabrics, Inc. (B-/B3)(b)
	4,500,000	10.00	12/01/2012	4,027,500
Quiksilver, Inc. (BB-/B1)(b)
	5,500,000	6.88	04/15/2010	5,307,500
Russell Corp. (B/B2)
	2,000,000	9.25	05/01/2010	2,040,000
Warnaco, Inc. (B+/B1)
	2,000,000	8.88	06/15/2013	2,145,000

				17,107,500

Tobacco(e) — 0.2%
Alliance One International, Inc. (B-/B3)
	5,000,000	11.00	05/15/2012	4,550,000

Transportation — 0.2%
Petroleum Helicopters, Inc. (BB-/B1)
	1,250,000	9.38	05/01/2009	1,315,625
Stena AB (BB-/Ba3)
	2,000,000	9.63	12/01/2012	2,192,500
	1,000,000	7.50	11/01/2013	987,500

				4,495,625

Utilities — Distribution — 0.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (BB-/B1)(b)
	2,000,000	7.13	05/20/2011	1,992,500
Inergy LP/Inergy Finance Corp. (B/B1)(b)
	2,500,000	6.88	12/15/2009	2,350,000
Inergy LP/Inergy Finance Corp. (B/B1)(b)(e)
	2,750,000	8.25	03/01/2011	2,784,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Distribution — (continued)
TransMontaigne, Inc. (B-/B3)
$2,500,000	9.13%	06/01/2010	$2,550,000

			9,676,875

Utilities — Electric — 4.4%
AES Corp. (B-/B1)
5,250,000	9.50	06/01/2009	5,670,000
5,250,000	9.38	09/15/2010	5,755,312
Allegheny Energy Supply Co. LLC (BB-/Ba3)(e)
5,000,000	8.25	04/15/2012	5,537,500
Calpine Canada Energy Finance (D/Ca)(d)
6,250,000	8.50	05/01/2008	2,281,250
Calpine Corp. (D/Ca)(d)
500,000	8.50	02/15/2011	132,500
Calpine Corp. (D)(d)(e)
1,250,000	8.50	07/15/2010	1,118,750
3,000,000	8.75	07/15/2013	2,685,000
1,750,000	9.88	12/01/2011	1,548,750
Dynegy Holdings, Inc. (B-/B1)(e)
750,000	9.88	07/15/2010	821,250
5,500,000	10.13	07/15/2013	6,215,000
Dynegy Holdings, Inc. (CCC+/B2)
3,000,000	8.75	02/15/2012	3,300,000
1,500,000	7.13	05/15/2018	1,470,000
Edison Mission Energy (B+/B1)
2,000,000	10.00	08/15/2008	2,182,500
1,000,000	9.88	04/15/2011	1,160,000
Elwood Energy LLC (B+/Ba2)
2,496,750	8.16	07/05/2026	2,721,458
Ipalco Enterprises, Inc. (BB-/Ba1)
1,500,000	8.63	11/14/2011	1,672,500
Midwest Generation LLC (B/B1)(b)
5,000,000	8.75	05/01/2014	5,500,000
Midwest Generation LLC (B+/B1)
1,000,000	8.30	07/02/2009	1,040,000
4,449,908	8.56	01/02/2016	4,883,774
Mirant Mid-Atlantic LLC (BB/Ba2)
2,185,471	9.13	06/30/2017	2,559,330
Mission Energy Holding Co. (CCC+/B2)
4,000,000	13.50	07/15/2008	4,630,000
NRG Energy, Inc.
5,164,000	8.00	12/15/2013	5,769,066
NRG Energy, Inc. (B-/B1)(b)
4,500,000	7.38	02/01/2011	4,584,375
2,500,000	7.25	02/01/2019	2,540,625
Orion Power Holdings, Inc. (B/B2)
1,500,000	12.00	05/01/2010	1,698,750
Reliant Resources, Inc. (B+/B1)
3,000,000	9.25	07/15/2010	2,977,500
1,750,000	9.50	07/15/2013	1,750,000
South Point Energy Center LLC (D/Caa2)(d)(e)
1,263,366	8.40	05/30/2012	1,187,564
3,000,000	9.83	05/30/2019	2,790,000
Texas Genco LLC(e)
6,500,000	6.88	12/15/2014	7,059,000

			93,241,754

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines - 4.2%
El Paso Corp. (B-/Caa1)
	$2,000,000	7.63	%(e)	09/01/2008	$2,055,000
EUR	7,000,000	7.13		05/06/2009	8,995,144
	$4,250,000	7.75	(e)	06/15/2010	4,430,625
	1,000,000	10.75	(e)	10/01/2010	1,135,000
	2,000,000	7.88		06/15/2012	2,125,000
	3,000,000	7.38		12/15/2012	3,127,500
	8,000,000	7.80		08/01/2031	8,380,000
	3,750,000	7.75		01/15/2032	3,965,625
	2,000,000	7.42	(e)	02/15/2037	1,990,000
El Paso Natural Gas Co. (B/B1)
	2,875,000	8.63		01/15/2022	3,354,263
	2,375,000	7.50		11/15/2026	2,511,563
	4,250,000	8.38		06/15/2032	4,956,201
Sonat, Inc. (B-/Caa1)
	1,000,000	7.63		07/15/2011	1,045,000
Southern Natural Gas Co. (B/B1)
	3,000,000	8.88		03/15/2010	3,213,750
	3,000,000	7.35		02/15/2031	3,172,500
	1,500,000	8.00		03/01/2032	1,698,750
Tennessee Gas Pipeline Co. (B/B1)
	3,000,000	7.00		10/15/2028	3,052,500
	3,750,000	8.38		06/15/2032	4,398,596
	1,500,000	7.63		04/01/2037	1,623,750
The Williams Cos., Inc. (B+/B1)
	6,500,000	8.13		03/15/2012	7,101,250
	3,000,000	7.63		07/15/2019	3,285,000
	11,000,000	7.88		09/01/2021	12,155,000
	1,000,000	7.50		01/15/2031	1,060,000

					88,832,017

TOTAL CORPORATE BONDS					$1,917,205,423

Emerging Market Debt — 2.1%
Federal Republic of Brazil (BB-/Ba3)
	$770,000	10.13%		05/15/2027	$997,150
	3,670,000	12.25		03/06/2030	5,505,000
	3,700,000	11.00		08/17/2040	4,776,700
Republic of Argentina (B-/B3)(c)
	10,500,000	4.89		08/03/2012	9,498,000
Republic of Argentina (B-)
	1,110,347	8.28		12/31/2033	989,874
	50,200	2.50	(f)	12/31/2038	17,570
Republic of Argentina(g)
	1,155,654	0.00		12/15/2035	79,163
Republic of Peru (BB/Ba3)
	2,500,000	9.13		02/21/2012	2,887,500
EUR	2,000,000	7.50		10/14/2014	2,798,003
	$700,000	8.38		05/03/2016	796,250
	700,000	7.35		07/21/2025	724,500
	1,300,000	8.75		11/21/2033	1,527,500
Republic of Venezuela (BB-/B2)
	3,700,000	9.38		01/13/2034	4,615,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
Emerging Market Debt — (continued)
Russian Federation (BBB/Baa2)(f)
$8,000,000	5.00%	03/31/2030	$8,920,000

TOTAL EMERGING MARKET DEBT			$44,132,960

Shares	Description	Value
Common Stocks* — 1.0%
2,731	APP China Group Ltd.	$95,585
24,334	Axiohm Transaction Solutions, Inc.	243
4,064	Brunner Mond	247,261
37,947	Chelys Ltd. Ordinary GDR	—
60,370	Cheyls Ltd. Preference GDR	—
3,157	Crunch Equity Holding, LLC	3,393,747
130,274	Dobson Communications Corp.	966,633
538	General Chemical Industrial Product, Inc.	149,860
45,251	Hayes Lemmerz International, Inc.	168,786
195,700	Huntsman Corp.	4,231,034
8,366	iPCS, Inc.	396,967
7,393	JSG Funding PLC	3,055
11,243	Mattress Discounters	—
1,656	Nycomed	20
1,067,500	Parmalat SpA(e)	2,731,839
33,975	Polymer Group, Inc.	806,906
336,513	Telewest Global, Inc.	7,840,753
14,135	Thermadyne Holdings Corp.	211,318
103,389	Viasystems Group, Inc.	97,186
3,044	WRC Media, Inc.(e)	61

TOTAL COMMON STOCKS*		$21,341,254

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.3%
Dobson Communications Corp.(e)
3,876	6.00%	08/19/2016	$651,168
Eagle-Picher Holdings, Inc.
200	11.75	03/01/2008	200
GNC Corp.(a)(b)
2,750	12.00	12/01/2011	2,200,000
HLI Operating Co., Inc.
184	8.00	12/31/2049	9,200
Lucent Technologies Capital Trust I(e)
1,000	7.75	03/15/2017	952,651
Spanish Broadcasting Systems, Inc.(a)(b)
2,994	10.75	10/15/2013	3,173,640
Ziff Davis Holdings, Inc.
120	10.00	03/31/2010	54,000

TOTAL PREFERRED STOCKS			$7,040,859

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Units		Expiration Date		Value
Warrants* — 0.1%
Advanstar Holdings Corp.(e)
	2,875	10/15/2011		$29
American Tower Escrow Corp.(e)
	2,750	08/01/2008		1,188,443
ASAT Finance LLC(e)
	2,000	11/01/2006		260
Avecia Group PLC (Ordinary)(e)
	40,000	07/01/2010		400
Avecia Group PLC (Preferred)(e)
	40,000	07/01/2010		400
General Chemical Industrial Product, Inc.
	311	04/30/2011		—
General Chemical Industrial Product, Inc. Series B
	231	04/30/2011		—
Hayes Lemmerz International, Inc.
	5,598	06/03/2006		168
IWO Holdings, Inc.(e)
	3,000	01/15/2011		30
Knology, Inc.
	1,750	10/15/2007		1,496
Mattress Discounters Holding Corp.
	750	07/15/2007		7
MDP Acquisitions PLC(e)
	2,500	10/01/2013		50,625
Merrill Corp. Class A
	1,500	05/01/2009		15
Ono Finance PLC
	5,000	05/31/2009		61
	1,250	05/31/2009	(g)	12
Parmalat SpA(e)
	650	12/31/2015		—
Pliant Corp.(e)
	7,000	06/01/2010		70
Thermadyne Holdings Corp.
	13,526	05/23/2006		14
Ziff Davis Holdings, Inc.
	22,000	08/12/2012		2,200

TOTAL WARRANTS*				$1,244,230

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 93.7%				$1,990,964,726

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 4.9%
Joint Repurchase Agreement Account II
$104,300,000	4.46%	02/01/2006	$104,300,000
Maturity Value: $104,312,925

TOTAL INVESTMENTS — 98.6%			$2,095,264,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

DEM	= German Mark
EUR	= Euro Currency
GBP	= British Pound

(a)	Pay-in-kind securities.

(b)	Securities with “Put” or “Call” features. Maturity dates disclosed are the next “Put” or “Call” dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(d)	Security is currently in default.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $312,941,325, which represents approximately 14.7% of net assets as of January 31, 2006.

(f)	These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Joint repurchase agreement was entered into on January 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
GDR— Global Depository Receipt

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain

British Pound	02/16/2006	$3,126,072	$3,145,346	$19,274
Euro	02/16/2006	35,065,586	35,715,228	649,642

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$38,191,658	$38,860,574	$668,916

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Loss

British Pound	02/16/2006	$38,689,423	$39,627,218	$937,795
Euro	02/16/2006	363,335,103	375,989,939	12,654,836

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$402,024,526	$415,617,157	$13,592,631

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $104,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000	4.47	02/01/2006	$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of its custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,070,696,159

Gross unrealized gain	120,188,400
Gross unrealized loss	(95,619,833)

Net unrealized security gain	$24,568,567

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 76.4%
Argentina — 8.1%
Republic of Argentina
ARS	4,685,752	5.83%		12/31/2033	$1,918,935
	15,553,005	0.00	(a)	12/15/2035	273,883
	$3,190,000	0.00	(a)	12/15/2035	218,515
EUR	645,640	1.20	(b)	12/31/2038	275,573
Republic of Argentina (B-)
ARS	2,840,000	2.00		01/03/2016	1,615,286
Republic of Argentina (B-/B3)(c)
	$3,101,875	4.01		08/03/2012	2,805,867
Republic of Argentina (D/Ca)
DEM	270,000	11.75	(d)	11/13/2026	45,922
	$1,500,000	9.75	(d)	09/19/2027	420,000
	572,400	12.00	(d)	06/19/2031	180,306
EUR	400,000	9.00		05/24/2049	138,527
Republic of Argentina (D)(a)
DEM	225,000	7.00		03/18/2049	39,841
	540,000	10.50		11/14/2049	91,843
Republic of Argentina (Ca)
EUR	800,000	11.75	(d)	05/20/2011	144,141

					8,168,639

Brazil — 5.4%
Federal Republic of Brazil (BB-/Ba3)
	$200,000	10.50		07/14/2014	250,000
	340,000	7.88		03/07/2015	367,540
	1,110,000	8.75		02/04/2025	1,268,175
	2,330,000	12.25		03/06/2030	3,495,000

					5,380,715

Colombia — 1.4%
Republic of Colombia (BB/Ba2)
	1,200,000	8.38		02/15/2027	1,368,000
Croatia(c) — 0.0%
Republic of Croatia (BBB/Baa3)
	31,818	5.63		07/31/2010	31,945

Dominican Republic — 1.1%
Dominican Republic (B/B3)
	52,375	9.50		09/27/2011	56,303
	972,036	9.04		01/23/2018	1,047,369

					1,103,672

Ecuador(b) — 1.9%
Republic of Ecuador (CCC+/Caa1)
	1,975,000	9.00		08/15/2030	1,915,750

El Salvador — 2.4%
Republic of El Salvador (BB+/Baa3)
	1,560,000	8.25		04/10/2032	1,762,800
	610,000	7.65		06/15/2035	651,938

					2,414,738

Guatemala — 3.5%
Republic of Guatemala (BB-/Ba2)
	1,730,000	10.25		11/08/2011	2,078,595
	350,000	9.25		08/01/2013	409,500
	535,000	8.13	(e)(f)	10/06/2019	599,200

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Guatemala — (continued)
	$350,000	8.13	%(c)	10/06/2019	$392,000

					3,479,295

Indonesia — 0.6%
Republic of Indonesia
	200,000	7.50		01/15/2016	207,500
Republic of Indonesia (B+/B2)(f)
	370,000	7.50		01/15/2016	383,875

					591,375

Ivory Coast — 0.1%
Ivory Coast
	465,500	2.00		03/30/2018	97,755

Jamaica — 0.6%
Government of Jamaica (B/B1)
	603,000	9.00		06/02/2015	639,180

Lebanon(c) — 1.4%
Republic of Lebanon MTN (B-)
	980,000	7.83		11/30/2009	1,024,100
	400,000	7.83	(f)	11/30/2009	418,000

					1,442,100

Mexico — 2.6%
United Mexican States (A/Baa1)
MXN	27,355,000	8.00		12/19/2013	2,596,807

Nigeria(b) — 2.2%
Central Bank of Nigeria
	$2,250,000	6.25		11/15/2020	2,250,000

Panama — 3.2%
Republic of Panama (BB/Ba1)
	1,220,000	7.13		01/29/2026	1,287,100
	1,903,000	6.70		01/26/2036	1,891,582

					3,178,682

Peru — 4.6%
Republic of Peru (BB/Ba3)
EUR	880,000	7.50		10/14/2014	1,231,121
	$2,145,000	8.38		05/03/2016	2,439,938
	920,000	7.35		07/21/2025	952,200

					4,623,259

Philippines — 5.6%
Republic of Philippines (BB-/B1)
	4,125,000	9.38	(e)	01/18/2012	4,738,388
	80,000	9.00		02/15/2013	89,096
	510,000	10.63		03/16/2025	647,700
	200,000	7.75		01/14/2031	197,250

					5,672,434

Poland — 1.3%
Republic of Poland (A-/A2)
PLN	4,080,000	6.00		05/24/2009	1,346,930

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Qatar — 0.6%
State of Qatar (A+/A1)
	$420,000	9.75%		06/15/2030	$641,550

Russia — 11.8%
Ministry Finance of Russia (BBB/Baa2)
	4,000,000	3.00		05/14/2008	3,802,800
Russian Federation (BBB/Baa2)(b)
	7,175,000	5.00		03/31/2030	8,000,125

					11,802,925

Turkey — 6.2%
Republic of Turkey (BB-/Ba3)
	2,190,000	11.75		06/15/2010	2,671,800
	3,230,000	8.00		02/14/2034	3,524,737

					6,196,537

Ukraine — 2.7%
Ukraine Government (BB-/B1)
	70,005	11.00		03/15/2007	72,455
	540,000	7.34	(c)	08/05/2009	576,450
	1,940,000	7.65		06/11/2013	2,056,400

					2,705,305

Uruguay — 2.0%
Republic of Uruguay (B/B3)
	1,040,000	9.25		05/17/2017	1,209,000
	730,000	8.00		11/18/2022	762,850

					1,971,850

Venezuela — 6.2%
Republic of Venezuela (BB-/B2)
	1,990,000	10.75		09/19/2013	2,482,525
	100,000	7.65		04/21/2025	106,250
	320,000	9.25		09/15/2027	399,360
	2,580,000	9.38		01/13/2034	3,218,550

					6,206,685

Vietnam — 0.9%
Socialist Republic of Vietnam (BB-/Ba3)
	840,000	6.88	(f)	01/15/2016	870,450
	50,000	6.88		01/15/2016	51,855

					922,305

TOTAL SOVEREIGN DEBT OBLIGATIONS					$76,748,433

Corporate Debt Obligations — 10.6%
Brazil — 4.5%
Brazil Inflation Linked Credit Linked Note
BRC	3,700,000	6.00	% (c)	08/10/2015	$1,512,683
	2,940,000	6.00	(c)	05/15/2045	998,029
	4,265,000	10.40		05/15/2009	1,950,100

					4,460,812

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Debt Obligations — (continued)
Egypt — 3.1%
Pemex Project Funding Master Trust (BBB/Baa1)(f)
	$810,000	6.63%	06/15/2035	$810,810
Egyptian T-Bill Credit Linked Note(a)
EGP	1,850,000	0.00%	06/08/2006	1,877,953
	418,000	0.00	03/16/2006	425,988

TOTAL EGYPT				3,114,751

Germany — 0.6%
Aries Vermogensverwaltng (BBB/Baa3)
	$500,000	9.60	10/25/2014	640,050

Trinidad And Tobago(f) — 0.7%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	680,000	6.05	01/15/2036	669,255

Venezuela(f) — 1.7%
Petrozuata Finance, Inc. (B+/Ba3)
	440,000	8.22	04/01/2017	419,100
Petrozuata Finance, Inc. (B/Ba3)
	1,276,313	7.63	04/01/2009	1,266,740

				1,685,840

TOTAL CORPORATE DEBT OBLIGATIONS				$10,570,708

Units	Expiration Date	Value
Warrant — 0.0%
United Mexican States
250,000	09/01/2006	$16,250

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 87.0%
		$87,335,391

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 12.8%
United States — 12.8%
Joint Repurchase Agreement Account II
$12,900,000	4.46%	02/01/2006	$12,900,000
Maturity Value: $12,901,599

TOTAL INVESTMENTS — 99.8%			$100,235,391

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The principal amount of each security is stated in the currency in which the bond is denominated. See below.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Currency Description

ARS BRC DEM EGP EUR MXN PLN	= Argentine Peso = Brazilian Cruzeiro = German Mark = Egyptian Pound = Euro Currency = Mexican Peso = Polish Zloty

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2006.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(d) Security is currently in default.

(e) Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,437,430, which represents approximately 5.4% of net assets as of January 31, 2006.

(g) Joint repurchase agreement was entered into on January 31, 2006.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:

MTN— Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain

Brazilian Real	3/22/2006	$3,607,000	$3,883,986	$276,986
Hungarian Forint	3/14/2006	1,994,593	2,002,040	7,447
Mexican Peso	4/12/2006	1,811,065	1,846,803	35,738

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$7,412,658	$7,732,829	$320,171

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Brazilian Real	4/25/2006	$1,460,000	$1,496,656	$—	$36,656
Euro	2/27/2006	1,961,676	1,942,728	18,948	—
Hungarian Forint	3/14/2006	1,817,678	1,911,302	—	93,624
Mexican Peso	4/12/2006	4,509,467	4,574,629	—	65,162
Polish Zloty	3/13/2006	1,300,195	1,352,329	—	52,134

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$11,049,016	$11,277,644	$18,948	$247,576

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

At January 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $12,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$4,000,000,000	4.46%	02/01/2006	$4,000,495,556

Barclays Capital PLC	1,000,000,000	4.46	02/01/2006	1,000,123,889

Barclays Capital PLC	1,400,000,000	4.47	02/01/2006	1,400,173,833

Deutsche Bank Securities, Inc.	1,000,000,000	4.46	02/01/2006	1,000,123,889

Greenwich Capital Markets	300,000,000	4.46	02/01/2006	300,037,167

J.P. Morgan Securities, Inc.	650,000,000	4.44	02/01/2006	650,080,167

Morgan Stanley & Co.	2,500,000,000	4.46	02/01/2006	2,500,309,722

UBS Securities LLC	900,000,000	4.47	02/01/2006	900,111,750

Wachovia Capital Markets	500,000,000	4.47	02/01/2006	500,062,083

TOTAL	$12,250,000,000			$12,251,518,056

At January 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.20% to 4.90%, due 08/28/2007 to 02/18/2014; Federal Home Loan Bank, 0.00% to 7.23%, due 02/03/2006 to 11/17/2015; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 07/01/2006 to 02/01/2036; Federal National Mortgage Association, 2.50% to 10.50%, due 06/18/2007 to 02/01/2036 and Government National Mortgage Association, 5.00% to 7.00%, due 12/20/2025 to 04/20/2035. The aggregate market value of the collateral, including accrued interest, was $12,509,602,473.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of its custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

January 31, 2006 (Unaudited)

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain/Loss

					28 Day Mexico
					Interbank Rate
Interest Rate	Salomon Smith Barney	$22,800	10/15/2015	9.60%	(TIIE)	$1,096,737

					6 Month Banco do
Interest Rate	JP Morgan Securities	5,300	01/02/2008	16.21	Central de Brasil	92,677

					6 Month Banco do
Interest Rate	JP Morgan Securities	5,000	01/02/2008	15.17	Central de Brasil	(6,024)

TOTAL						$1,183,390

Upfront
Payment
		Notional			made by
	Swap	Amount	Termination	Reference	the Fund	Unrealized
Swap Type	Counterparty	(000s)	Date	Security	(000s)	Gain

Total Return	JP Morgan Chase	EGP15,140	3/23/2006	Egyptian T-Bill*	$2,612	$10,823

* The reference security is a government bond issued by the Arab Republic of Egypt, with a maturity date of March 21, 2006 and a principal of EGP 15,140,000. On the termination date of the swap, the Fund will receive a payment from the counterparty equal to the notional amount multiplied by the price of the reference security, converted to US dollars, less related costs, if any.

TAX INFORMATION — At January 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$99,969,989

Gross unrealized gain	7,306,621
Gross unrealized loss	(7,041,219)

Net unrealized security gain	$265,402

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date March 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date March 30, 2006

* Print the name and title of each signing officer under his or her signature.